Intangible assets (Tables)	6 Months Ended
Dec. 31, 2024
Intangible assets
Schedule of intangible assets

			Other
			intangible
	Goodwill	Registrations	assets	Total
	£’000	£’000	£’000	£’000
At 1 July 2024
Cost	421,453	943,896	26,781	1,392,130
Accumulated amortization	—	(535,317)	(19,249)	(554,566)
Net book amount	421,453	408,579	7,532	837,564
Six months ended 31 December 2024
Opening net book amount	421,453	408,579	7,532	837,564
Additions	—	230,952	1,049	232,001
Disposals	—	(20,858)	—	(20,858)
Amortization charge	—	(101,051)	(1,642)	(102,693)
Closing net book amount	421,453	517,622	6,939	946,014
At 31 December 2024
Cost	421,453	1,030,967	27,831	1,480,251
Accumulated amortization	—	(513,345)	(20,892)	(534,237)
Net book amount	421,453	517,622	6,939	946,014

At 1 July 2023
Cost	421,453	924,829	22,164	1,368,446
Accumulated amortization	—	(539,944)	(16,120)	(556,064)
Net book amount	421,453	384,885	6,044	812,382
Six months ended 31 December 2023
Opening net book amount	421,453	384,885	6,044	812,382
Additions	—	215,086	2,350	217,436
Disposals	—	(9,951)	—	(9,951)
Amortization charge	—	(95,863)	(1,477)	(97,340)
Closing net book amount	421,453	494,157	6,917	922,527
At 31 December 2023
Cost	421,453	1,026,551	24,514	1,472,518
Accumulated amortization	—	(532,394)	(17,597)	(549,991)
Net book amount	421,453	494,157	6,917	922,527